CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income (loss)	$ (53,262,775)	$ (37,370,107)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	437,579	524,206
Amortization of operating lease assets	345,761	343,521
Stock-based compensation expense	4,759,765	1,515,274
Net gain on digital assets	(4,153,223)	(732,410)
Investments in affiliates gain	(87,211)	(38,891)
Non-cash interest expense	161,285
Impairment of failed acquisition	500,000
Change in deferred income taxes		(4,403,068)
Change in operating assets and liabilities:
Accounts receivable	(4,677,116)	16,539,539
Physical media inventory	237,196	(279,532)
Prepaid expenses and other current assets	(622,039)	(990,694)
Licensing receivables	4,062,976	(5,862,011)
Other long-term assets		(15,000)
Accounts payable and accrued expenses	6,910,533	2,082,526
Accrued licensing royalties	3,080,204	(3,918,106)
Operating lease liabilities	(330,670)	(325,368)
Deferred revenue	17,938,955	3,768,831
Net cash used in operating activities	(24,698,780)	(29,161,290)
Cash flows from investing activities:
Purchases of property and equipment	(118,942)	(244,581)
Issuance of notes receivable	(974,176)	(1,352,311)
Collections of notes receivable	440,643	1,688,769
Purchase of digital assets		(48,515)
Sale of digital assets	99,118	964,178
Purchase of content	(4,274,150)	(317,747)
Investments in affiliates	(2,982,032)	39,458
Net cash (used in) provided by investing activities	(7,809,539)	729,251
Cash flows from financing activities:
Repayment of notes payable	(24,338,861)	(15,660,616)
Repayment of loan guarantee	(6,000,000)
Promissory note - related party	48,891,000	15,043,019
Repayment of accrued settlement costs	(136,660)	(123,807)
Exercise of stock options	190,733	224,167
Issuance of common stock	38,503,670	8,249,971
Contribution of equity in noncontrolling interests	8,731,422
Redemption of equity in noncontrolling interests	(11,750,000)
Fees related to issuance of common stock and minority interest	(398,660)
Repurchase of common stock	(132,940)	(113,894)
Debt financing fees	(263,532)
Net cash provided by (used in) financing activities	53,296,172	7,618,840
Effect of changes in foreign currency exchange rates on cash and cash equivalents		(2,063)
Net increase (decrease) in cash and cash equivalents	20,787,853	(20,815,262)
Cash - Beginning of period	7,211,826	25,201,425
Cash - End of period	27,999,679	4,386,163
Supplemental disclosure of cash flow information:
Cash paid for interest	2,624,497	949,124
Supplemental schedule of noncash financing activities:
Adoption of ASU No. 2023-08	15,962,018
Change from digital assets to digital assets receivable	21,748,336
Operating lease right-of-use assets and liabilities	$ 145,980	$ 2,137,262